Income Taxes - Total Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Provision for (reversal of) current income taxes
Adjustments for prior years	$ 607	$ 35
Current income tax expense	1,411	1,741
Current income tax expense and adjustment for prior years	2,018	1,776
Provision for (reversal of) deferred income taxes
Adjustments for prior years	(11)	(27)
Effect of changes in tax rates and laws	(10)	(4)
Origination and reversal of temporary differences	(66)	(15)
Deferred tax expense income	(87)	(46)
Income tax expense	1,931	1,730
OCI	(219)	(268)
Total comprehensive income	$ 1,712	$ 1,462